Quarterly Report
January 31, 2020
MFS®  Lifetime®  2035 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.4%
MFS Emerging Markets Debt Fund - Class R6	680,584	$10,270,006
MFS Emerging Markets Debt Local Currency Fund - Class R6	966,027	6,733,212
MFS Global Bond Fund - Class R6	748,044	6,874,525
MFS High Income Fund - Class R6	4,931,116	16,963,039
MFS Inflation-Adjusted Bond Fund - Class R6	1,675,037	17,855,895
MFS Total Return Bond Fund - Class R6	978,318	10,957,157
		$69,653,834
International Stock Funds – 20.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	144,510	$1,856,951
MFS Blended Research International Equity Fund - Class R6	2,775,160	30,665,518
MFS Emerging Markets Equity Fund - Class R6	52,964	1,860,083
MFS International Growth Fund - Class R6	252,102	9,136,166
MFS International Intrinsic Value Fund - Class R6	203,805	9,218,103
MFS International New Discovery Fund - Class R6	217,531	7,607,075
MFS Research International Fund - Class R6	655,194	12,605,939
		$72,949,835
Specialty Funds – 8.1%
MFS Commodity Strategy Fund - Class R6	2,900,444	$14,415,205
MFS Global Real Estate Fund - Class R6	839,654	14,912,252
		$29,327,457
U.S. Stock Funds – 52.1%
MFS Blended Research Core Equity Fund - Class R6	507,444	$14,309,913
MFS Blended Research Growth Equity Fund - Class R6	1,291,862	19,842,992
MFS Blended Research Mid Cap Equity Fund - Class R6	2,677,949	32,429,961
MFS Blended Research Small Cap Equity Fund - Class R6	526,919	7,166,104
MFS Blended Research Value Equity Fund - Class R6	1,474,964	19,735,019
MFS Growth Fund - Class R6	151,601	20,096,156
MFS Mid Cap Growth Fund - Class R6	706,742	16,417,605
MFS Mid Cap Value Fund - Class R6	653,302	16,175,768
MFS New Discovery Fund - Class R6	112,034	3,629,911
MFS New Discovery Value Fund - Class R6	226,301	3,600,456
MFS Research Fund - Class R6	309,053	14,370,981
MFS Value Fund - Class R6	451,581	19,743,132
		$187,517,998
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.62% (v)	368,551	$368,588
Total Investment Companies		$359,817,712

Other Assets, Less Liabilities – (0.0)%		(129,216)
Net Assets – 100.0%		$359,688,496
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $359,817,712.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$359,817,712	$—	$—	$359,817,712
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$11,502,752	$2,902,615	$802,263	$(11,054)	$717,863	$14,309,913
MFS Blended Research Emerging Markets Equity Fund	1,643,181	524,910	264,168	(5,116)	(41,856)	1,856,951
MFS Blended Research Growth Equity Fund	16,018,364	3,866,218	1,410,064	11,066	1,357,408	19,842,992
MFS Blended Research International Equity Fund	25,506,217	7,092,871	2,461,233	(143,111)	670,774	30,665,518
MFS Blended Research Mid Cap Equity Fund	26,439,830	6,807,512	1,532,022	(12,273)	726,914	32,429,961
MFS Blended Research Small Cap Equity Fund	5,963,798	1,817,865	499,517	(1,940)	(114,102)	7,166,104
MFS Blended Research Value Equity Fund	16,050,495	4,228,430	975,844	(2,847)	434,785	19,735,019
MFS Commodity Strategy Fund	11,892,292	5,084,164	1,364,842	(172,936)	(1,023,473)	14,415,205
MFS Emerging Markets Debt Fund	7,418,121	3,036,322	648,659	(11,776)	475,998	10,270,006
MFS Emerging Markets Debt Local Currency Fund	4,953,455	1,946,661	486,401	(24,358)	343,855	6,733,212
MFS Emerging Markets Equity Fund	1,640,722	513,764	265,138	(178)	(29,087)	1,860,083
MFS Global Bond Fund	4,941,811	2,321,748	658,306	2,397	266,875	6,874,525
MFS Global Real Estate Fund	11,940,538	4,060,848	1,737,749	(6,046)	654,661	14,912,252
MFS Growth Fund	16,040,708	3,398,521	1,788,079	28,549	2,416,457	20,096,156
MFS High Income Fund	12,371,866	5,426,352	1,073,936	(19,831)	258,588	16,963,039
MFS Inflation-Adjusted Bond Fund	13,358,392	5,743,816	1,967,372	8,139	712,920	17,855,895
MFS Institutional Money Market Portfolio	406,980	5,824,773	5,862,998	(165)	(2)	368,588
MFS International Growth Fund	7,623,388	1,713,660	614,837	(2,863)	416,818	9,136,166
MFS International Intrinsic Value Fund	7,631,959	1,828,966	490,173	(5,403)	252,754	9,218,103
MFS International New Discovery Fund	6,576,061	1,418,203	571,297	(17,687)	201,795	7,607,075
MFS Mid Cap Growth Fund	13,226,000	3,042,809	1,610,354	49,371	1,709,779	16,417,605
MFS Mid Cap Value Fund	13,184,915	3,320,258	880,242	(3,079)	553,916	16,175,768
MFS New Discovery Fund	2,996,722	826,561	348,222	8,279	146,571	3,629,911
MFS New Discovery Value Fund	2,990,582	857,128	282,123	1,446	33,423	3,600,456
MFS Research Fund	11,528,907	2,716,042	872,582	5,914	992,700	14,370,981
MFS Research International Fund	10,299,695	2,361,827	784,474	(24,292)	753,183	12,605,939
MFS Total Return Bond Fund	8,432,768	3,242,228	1,216,420	9,385	489,196	10,957,157
MFS Value Fund	16,169,409	3,760,114	1,171,206	3,907	980,908	19,743,132
	$288,749,928	$89,685,186	$32,640,521	$(336,502)	$14,359,621	$359,817,712
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$224,142	$476,133
MFS Blended Research Emerging Markets Equity Fund	35,698	—
MFS Blended Research Growth Equity Fund	166,136	682,540
MFS Blended Research International Equity Fund	890,667	—
MFS Blended Research Mid Cap Equity Fund	488,254	997,922
MFS Blended Research Small Cap Equity Fund	95,716	36,115
MFS Blended Research Value Equity Fund	424,039	—
MFS Commodity Strategy Fund	262,383	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$297,674	$—
MFS Emerging Markets Debt Local Currency Fund	208,915	—
MFS Emerging Markets Equity Fund	35,524	—
MFS Global Bond Fund	107,453	—
MFS Global Real Estate Fund	792,722	—
MFS Growth Fund	—	294,256
MFS High Income Fund	519,682	—
MFS Inflation-Adjusted Bond Fund	281,680	—
MFS Institutional Money Market Portfolio	6,135	—
MFS International Growth Fund	99,407	33,798
MFS International Intrinsic Value Fund	105,914	255,246
MFS International New Discovery Fund	96,080	105,691
MFS Mid Cap Growth Fund	—	125,162
MFS Mid Cap Value Fund	230,893	127,742
MFS New Discovery Fund	77,329	151,925
MFS New Discovery Value Fund	81,728	84,299
MFS Research Fund	174,367	356,640
MFS Research International Fund	239,220	—
MFS Total Return Bond Fund	216,900	—
MFS Value Fund	302,019	235,742
	$6,460,677	$3,963,211
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